Schedule H, Line 41- Schedule of Assets (Held at End of Year) (Details) - EBP 033	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Plan Name	MASCO CORPORATION 401(k) PLAN
EIN	38-1794485
Plan Number	033
Notes Receivable from Participants	$ 28,020,647
Total Assets Held	$ 1,855,498,205
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	8.50%
Investment, Identifier [Axis]: Dodge & Cox Stock Fund - Class X | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment Current Value	$ 56,259,752
Investment, Identifier [Axis]: FIAM Core Plus Commingled Pool Class J | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment Current Value	56,302,180
Investment, Identifier [Axis]: FIAM Small Capitalization Core Commingled Pool Class D | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment Current Value	30,567,734
Investment, Identifier [Axis]: Fidelity BrokerageLink® | Self-directed brokerage account
EBP, Schedule of Asset Held for Investment [Line Items]
Investment Current Value	88,324,813
Investment, Identifier [Axis]: Fidelity Freedom® Blend 2010 Commingled Pool Class S | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment Current Value	5,228,235
Investment, Identifier [Axis]: Fidelity Freedom® Blend 2015 Commingled Pool Class S | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment Current Value	8,037,875
Investment, Identifier [Axis]: Fidelity Freedom® Blend 2020 Commingled Pool Class S | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment Current Value	34,570,070
Investment, Identifier [Axis]: Fidelity Freedom® Blend 2025 Commingled Pool Class S | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment Current Value	77,846,836
Investment, Identifier [Axis]: Fidelity Freedom® Blend 2030 Commingled Pool Class S | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment Current Value	166,864,164
Investment, Identifier [Axis]: Fidelity Freedom® Blend 2035 Commingled Pool Class S | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment Current Value	144,678,715
Investment, Identifier [Axis]: Fidelity Freedom® Blend 2040 Commingled Pool Class S | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment Current Value	135,591,891
Investment, Identifier [Axis]: Fidelity Freedom® Blend 2045 Commingled Pool Class S | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment Current Value	124,117,773
Investment, Identifier [Axis]: Fidelity Freedom® Blend 2050 Commingled Pool Class S | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment Current Value	86,582,209
Investment, Identifier [Axis]: Fidelity Freedom® Blend 2055 Commingled Pool Class S | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment Current Value	57,414,280
Investment, Identifier [Axis]: Fidelity Freedom® Blend 2060 Commingled Pool Class S | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment Current Value	33,302,591
Investment, Identifier [Axis]: Fidelity Freedom® Blend 2065 Commingled Pool Class S | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment Current Value	13,266,043
Investment, Identifier [Axis]: Fidelity Freedom® Blend 2070 Commingled Pool Class S | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment Current Value	884,579
Investment, Identifier [Axis]: Fidelity Freedom® Blend Retirement Commingled Pool Class S | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment Current Value	4,134,070
Investment, Identifier [Axis]: Fidelity® Diversified International Commingled Pool | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment Current Value	38,388,521
Investment, Identifier [Axis]: Fidelity® Institutional Money Market Government Portfolio Institutional Class | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment Current Value	61,105,450
Investment, Identifier [Axis]: Fidelity® Low-Priced Stock Commingled Pool | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment Current Value	30,988,309
Investment, Identifier [Axis]: Fidelity® U.S. Bond Index Fund Institutional Class | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment Current Value	24,469,865
Investment, Identifier [Axis]: Harbor Capital Appreciation CIT Class R | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment Current Value	207,182,775
Investment, Identifier [Axis]: Managed Income Portfolio Class II | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment Current Value	13,535,079
Investment, Identifier [Axis]: Masco Corporation Company Stock Fund | Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment Current Value	27,272,518
Investment, Identifier [Axis]: Spartan® 500 Index Pool Class D | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment Current Value	251,346,245
Investment, Identifier [Axis]: Spartan® Total International Index Pool Class D | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment Current Value	$ 49,214,986